AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated October 30, 2015

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 28, 2015 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 7-8, 2015, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2015 through October 31, 2016. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ Small-Cap Value Fund		A	B	C	R	Institutional	R6	P	Administrative	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ Small-Cap Value Fund		A	B	C	R	Institutional	R6	P	Administrative	D
Management Fees		0.96%	0.96%	0.96%	0.96%	0.86%	0.81%	0.96%	0.86%	0.96%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none	none	0.25%	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.97%	1.47%	0.87%	0.82%	0.97%	1.12%	1.22%
Expense Reductions	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.08%)	(0.08%)	(0.03%)	(0.08%)	(0.03%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.19%	1.94%	1.94%	1.44%	0.79%	0.74%	0.94%	1.04%	1.19%
[1]	Effective November 1, 2015, AGIFM has contractually agreed to observe, through October 31, 2016, (i) an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Class R6, Institutional Class and Administrative Class shares, which reduces the contractual fee rate by 0.05% with respect to those particular share classes.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	665	913	1,181	1,944
B	697	915	1,260	2,008
C	297	615	1,060	2,293
R	147	462	800	1,755
Institutional	81	270	474	1,065
R6	76	254	447	1,006
P	96	306	533	1,187
Administrative	106	348	609	1,356
D	121	384	667	1,475

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	665	913	1,181	1,944
B	197	615	1,060	2,008
C	197	615	1,060	2,293
R	147	462	800	1,755
Institutional	81	270	474	1,065
R6	76	254	447	1,006
P	96	306	533	1,187
Administrative	106	348	609	1,356
D	121	384	667	1,475